SELECTED QUARTERLY FINANCIAL DATA (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
SELECTED QUARTERLY FINANCIAL DATA (unaudited) [Abstract]
Total interest and dividend income	$ 1,581	$ 1,740	$ 1,537	$ 1,520	$ 1,548	$ 1,447	$ 1,424	$ 1,402	$ 6,378	$ 5,821	$ 5,959
Total interest expense	298	284	285	288	307	351	355	344	1,155	1,357	1,407
NET INTEREST INCOME	1,283	1,456	1,252	1,232	1,241	1,096	1,069	1,058	5,223	4,464	4,552
Provision for (recovery of) loan losses	18	31	18	3	9	5	(99)	12	70	(73)	(68)
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	1,265	1,425	1,234	1,229	1,232	1,091	1,168	1,046	5,153	4,537	4,620
Total noninterest income	143	132	145	138	136	112	146	137	558	531	573
OTHER OPERATING EXPENSE	909	894	988	915	945	913	958	859	3,706	3,675	3,571
INCOME BEFORE INCOME TAXES	499	663	391	452	423	290	356	324	2,005	1,393	1,622
Income taxes	177	203	125	153	144	92	123	114	658	473	542
NET INCOME	$ 322	$ 460	$ 266	$ 299	$ 279	$ 198	$ 233	$ 210	$ 1,347	$ 920	$ 1,080
Per share data:
Basic	$ 0.16	$ 0.24	$ 0.14	$ 0.15	$ 0.14	$ 0.10	$ 0.11	$ 0.10	$ 0.69	$ 0.45	$ 0.52
Diluted	$ 0.16	$ 0.24	$ 0.14	$ 0.15	$ 0.14	$ 0.10	$ 0.11	$ 0.10	$ 0.69	$ 0.45	$ 0.52
Average shares outstanding
Basic	1,919,627	1,919,135	1,949,046	1,959,381	2,057,888	2,057,930	2,057,930	2,057,930	1,941,872	2,057,920	2,057,930
Diluted	1,919,627	1,919,135	1,949,046	1,959,381	2,057,888	2,057,930	2,057,930	2,057,930	1,941,872	2,057,920	2,057,930